INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Schedule of principal in non-consolidated companies) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of unconsolidated structured entities [line items]
Investments in non-consolidated companies	$ 495,241	$ 478,348	$ 418,379
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of unconsolidated structured entities [line items]
Proportion of voting rights held by non-consolidated companies	20.43%
Investments in non-consolidated companies	$ 480,084	466,299	$ 411,134
Other
Disclosure of unconsolidated structured entities [line items]
Investments in non-consolidated companies	$ 4,866	$ 5,187
Brazil | USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of unconsolidated structured entities [line items]
Proportion of voting rights held by non-consolidated companies	34.39%	34.39%
Investments in non-consolidated companies	$ 480,084	$ 466,299
Mexico | Techgen S.A. de C.V.
Disclosure of unconsolidated structured entities [line items]
Proportion of voting rights held by non-consolidated companies	48.00%	48.00%
Investments in non-consolidated companies	$ 10,291	$ 6,862